Right of Use Lease Assets	12 Months Ended
Dec. 31, 2019
Right of Use Lease Assets [Abstract]
RIGHT OF USE LEASE ASSETS

NOTE 7 – RIGHT OF USE LEASE ASSETS

The Company has six operating leases for manufacturing facilities and offices. One lease includes an option to renew, which is at the Company’s sole discretion. The renewal to extend the lease terms is not included in our right of use assets and lease liabilities as it is not reasonably certain of exercise. The Company regularly evaluates the renewal options, and, when it is reasonably certain of exercise, it will include the renewal period in its lease term. New lease modifications result in remeasurement of the right of use asset and lease liability. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective January 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of December 31, 2019. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Company’s operating leases primarily include leases for office space and manufacturing facilities. The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the consolidated balance sheet. On January 1, 2019, the ROU assets and related lease liabilities recognized were $3,935,926 and $3,935,926, respectively. Total lease expense amounted to $1,156,051, which included $217,259 interest and $938,792 amortization expenses of ROU assets. Total cash paid for operating leases amounted to $1,571,139 for the year ended December 31, 2019.

Supplemental balance sheet information related to operating leases was as follows:

December 31, 2019
Right-of-use assets	$7,507,445

Operating lease liabilities - current	$910,897
Operating lease liabilities - non-current	6,103,899
Total operating lease liabilities	$7,014,796

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2019:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.8
Weighted average discount rate	5.00%

The Company rents space from one of its related parties. For the years ended December 31, 2019 and 2018, the total rent expense was $71,144 and $55,715, respectively.

The Company’s subsidiary Fuling USA leases manufacturing facility under operating leases. Operating lease expense amounted $575,971 and $534,589 for the years ended December 31, 2019 and 2018, respectively.

On December 20, 2018, the Company entered into a five-year lease agreement with a third party for its manufacturing facility in Mexico (see Note 1) in Mexico. The rent expense amounted $407,081 and $10,514 for the years ended December 31, 2019 and 2018, respectively.

On March 29, 2019, the Company entered into a lease agreement with a third party for office use from March 29, 2019 to May 27, 2022. The rent expense for year ended December 31,2019 amounted to $19,630.

In September 2019, the Company signed a ten-year land and building lease agreement with a third party in Central Java, Indonesia. The lease expense amounted $82,225 the years ended December 31, 2019.

The following is a schedule of maturities of lease liabilities as of December 31, 2019:

2020	$1,743,951
2021	1,973,521
2022	910,829
2023	1,556,304
2024	196,931
Thereafter	1,680,741
Total lease payments	8,062,277
Less: imputed interest	(1,047,481)
Present value of lease liabilities	$7,014,796